OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
OTHER ASSETS
Schedule of other assets

	12.31.21	12.31.20
Related-party receivables (Note 29) (1)	666,288	72,835
Sale of real estate and other receivables	230,486	209,908
Surplus from post-employment benefit plans (Note 31.c) (2)	95,151	165,062
Advances to employees and suppliers	79,850	117,033
Subscription bonus (note 1.c)	60,192	—
Other amounts receivable	31,050	27,765
Total	1,163,017	592,603

Current	623,088	408,349
Non-current	539,929	184,254
(1)	On December 31, 2021 includes the amount of R$559,499 arising from the operations described in note 1.c), being: (i)R$446,317 to be received by the Company from TEF Infra, within 3 years; (ii) R$49,286 to be received by CloudCo Brasil from TC&CT within 18 months; and (iii) R$63,896 to be received by IoTCo Brasil from TI&BDT within 3 years.
(2)	On December 31, 2021 and 2020, includes R$90,538 and R$158,959, respectively, referring to the distribution of the PBS-A surplus.